NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE
NOTE 6 — NOTES PAYABLE

In August 2012, the Company issued a note payable in the amount of $92,145 in connection with the acquisition of mining equipment. The note payable bears interest at approximately 7% per annum and is secured by a lien on the mining equipment. The note is payable in 48 equal monthly payments of $2,226 beginning in September 2012.

Notes payable — short and long term portion consisted of the following:

	September 30, 2014 (Unaudited)	December 31, 2013
Total notes payable	$47,569	$59,510
Less: current portion	(23,973)	(23,036)
Long term portion	$23,596	$36,474

NOTE 7 — NOTES PAYABLE

In March 2012, the Company received $500,000 in connection with a 5% secured promissory note (the “Bridge Note”), which was secured by certain assets of the Company’s wholly-owned subsidiaries, Arttor Gold and Noble Effort. The Company administratively issued such Bridge Note on April 10, 2012. The full amount of principal and accrued interest under the Bridge Note was due and payable on the earlier of: (x) the sale of Noble Effort and Arttor Gold, (or the sale of all or substantially all of the assets of Arttor Gold and Noble Effort) to a third party purchaser or (y) October 10, 2012. The Bridge Note was fully paid on May 29, 2012 and all obligations under the Bridge Note were fully satisfied during fiscal 2012.

In August 2012, the Company issued a note payable in the amount of $92,145 in connection with the acquisition of mining equipment. The note payable bears interest at approximately 7% per annum and is secured by a lien on the mining equipment. The note is payable in 48 equal monthly payments of $2,226 beginning in September 2012.

Notes payable — short and long term portion consisted of the following:

	December 31, 2013	December 31, 2012
Total notes payable	$59,510	$82,546
Less: current portion	(23,036)	(23,036)
Long term portion	$36,474	$59,510